Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 217,911	¥ 113,728	¥ 187,694
Troubled debt restructurings, Post-modification outstanding recorded investment		216,599	112,818	183,371
Troubled debt restructurings that subsequently defaulted, Recorded Investment		26,521	23,081	15,771
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	10,786	50
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	10,786	50
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	61,735	36,693	70,380
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	61,735	36,693	69,021
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	8,857	11,002	4,067
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	27,435	11,654	35,954
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	27,435	11,654	35,954
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	3,094	312	839
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	289	703	1,020
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	289	703	1,020
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	6	89
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,714	948	1,269
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,714	948	1,269
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	73		10
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	6,487	2,141	4,139
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	6,487	2,141	4,139
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	43	473	822
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	20,813	19,315	16,280
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	20,813	19,315	14,921
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	5,421	1,713	2,231
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]			246
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]			246
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	376	268	9,643
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	376	268	9,643
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	9	8,365	140
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	3,279	472	761
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	3,279	472	761
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	123	50
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	342	1,192	1,068
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	342	1,192	1,068
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	88		25
Commercial [Member] | Foreign [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	39,827	5,692	25,522
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	39,827	5,692	25,522
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,337
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,137	7,379	9,763
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,137	7,379	9,763
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	31	362	159
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	22,625	19,685	17,436
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	21,561	18,837	16,912
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	3,320	3,442	4,191
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	33,782	19,837	40,578
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	33,564	19,837	38,224
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	4,656	349	2,565
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	31,238	24,392	24,015
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	31,209	24,330	23,929
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	7,305	7,926	4,789
Other [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	12,781
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	12,780
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 15

[1]	For the fiscal year ended March 31, 2018, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals were the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments and reduction in the stated rate was the primary concession type in the Card and Other segments.
[2]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[3]	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.